RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of Related Party Transactions

During the periods presented, the details of the related party balances and transactions were as follows:

Amount due to related parties:

	As of December 31,
	2020	2019
Mr. Haigang Yan	$3,065,181	$—
Mr. Xiangyang Guo	—	860,067
Mr. Bingshan Guo	212,290	198,556
Total	$3,277,471	$1,058,623

Schedule of Related Party Transactions, Sales to a Related Party

	For the Years ended December 31,
	2020	2019	2018
Hongxing	$—	$—	$17,698
Total	$—	$—	$17,698

Schedule Of Due From Due To Related Parties

	For the Years ended December 31,
	2020	2019	2018
Loan provided by related party to the Company:
Mr. Haigang Yan	$2,899,559	$—	$—
Mr. Xiangyang Guo	—	724,800	—
Total	$2,899,559	$724,800	$—
Loan repaid to related party by the Company
Mr. Xiangyang Guo	869,868	—	—
Mr. Yonghong Che	—	50,736	—
Mr. Bingshan Guo	—	9,132	—
Total	$869,868	$59,868	$—